Income taxes - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) company	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Income Tax Disclosure [Line Items]
Net deferred income tax liabilities	$ 1,983,764	$ 1,963,659
Deferred tax assets	210,334	121,571
Deferred tax assets, gross	330,200	273,700
Valuation allowance on tax assets	119,961	152,077	$ 79,393
Deferred tax liabilities	2,194,098	2,085,230
Valuation allowance, deferred tax asset, increase (decrease), amount	(32,116)	11,421
Valuation allowance, deferred tax asset, increase, amount	5,800
Valuation allowance, deferred tax asset, decrease, amount	37,900
Unrecognized tax benefits	$ 31,800	$ 37,500
Local statutory tax rate	12.50%	12.50%	12.50%
Number of significant group of U.S. companies that file a consolidated return | company	1
Ireland
Income Tax Disclosure [Line Items]
Net deferred income tax liabilities	$ 2,032,625	$ 1,974,548
Valuation allowance on tax assets	$ 16,285	$ 10,664
Local statutory tax rate	12.50%	12.50%	12.50%
Operating loss carryforwards	$ 11,700
Ireland | No expiration date
Income Tax Disclosure [Line Items]
Operating loss carryforwards	14,600,000
United States
Income Tax Disclosure [Line Items]
Valuation allowance on tax assets	$ 87,509	$ 112,177
Local statutory tax rate	21.00%	21.00%	21.00%
Federal and state income tax rate (in percentage)	21.50%
United States | Between 2028 and 2038
Income Tax Disclosure [Line Items]
Operating loss carryforwards	$ 230,700
United States | No expiration date
Income Tax Disclosure [Line Items]
Operating loss carryforwards	$ 154,200